Condensed Consolidated Balance Sheet (Unaudited) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 3,645,878	$ 3,446,973	$ 1,118,243
Accounts receivable	1,918,419	2,100,381	1,511,709
Prepaid expenses	76,376	28,093	11,771
Total Current Assets	5,640,673	5,575,447	2,641,723
Property and equipment, net	10,674	12,813	15,057
Other Assets
Patent rights, net	901,491	930,854	885,950
Web development costs, net	424,075	504,643	404,986
Security deposit	5,049	5,049	5,049
Total Other Assets	1,330,615	1,440,546	1,295,985
TOTAL ASSETS	6,981,962	7,028,806	3,952,765
Current Liabilities
Accounts payable - trade	172,183	200,372	188,739
Accounts payable - related party	570,000	570,000	570,000
Accrued expenses	9,851	25,459	12,000
Revenue share payable	1,190,995	1,502,761	1,287,552
Deferred revenue	336,213	120,130	226,272
Total Liabilities	2,279,242	2,418,722	2,284,563
Stockholders' Equity
Common stock value	$ 22,950	$ 22,867	$ 14,817
Preferred stock value
Stock warrants	$ 2,153,295	$ 2,153,295	$ 18,148,049
Additional paid-in-capital	27,806,253	27,595,609	8,875,155
Stock Payable	1,132,148	$ 963,063	0
Deferred stock compensation	(18,750)		(270,462)
Accumulated deficit	(26,393,176)	$ (26,124,750)	(25,099,357)
Total Stockholders' Equity	4,702,720	4,610,084	1,668,202
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,981,962	$ 7,028,806	$ 3,952,765